Critical accounting estimates and assumptions (Details) € in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Critical accounting estimates and assumptions [Line Items]
Cash and cash equivalents			€ 5,855	€ 16,805
Consolidated entity
Critical accounting estimates and assumptions [Line Items]
Cash and cash equivalents	€ 135,509	€ 92,300	€ 5,855
Sufficient cash period	12
Loss brought forward	€ (87,167)	(60,341)
Discount rate fixed part reimbursement recoverable cash advances	5.00%
Discount rate variable part reimbursement recoverable cash advances	12.50%
Capitalization first generation Genio system	€ 14,200	14,200
Capitalization second generation Genio system	€ 11,400	€ 1,000